Document and Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document And Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-28800
Entity Registrant Name	DRDGOLD LIMITED
Entity Incorporation, State or Country Code	T3
Entity Contact Personnel [Line Items]
Entity address	Constantia Office Park Cnr 14th Avenue and Hendrik Potgieter Road Cycad House, Building 17, Ground Floor
Entity city	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address Country	ZA
Security 12b Title	Ordinary shares (traded in the form of American Depositary Shares, each American Depositary Share representing ten underlying ordinary shares.)
Trading Symbol	DRD
Security Exchange Name	NYSE
Entity Common Stock Shares Outstanding	864,588,711
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Central Index Key	0001023512
Document Fiscal Year Focus	2022
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Inc.
Auditor Location	Johannesburg, Republic of South Africa
Audit firm ID	1025
Business Contact [member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Riaan Davel
Contact Personnel Email Address	riaan.davel@drdgold.com
City Area Code	11
Local Phone Number	470 2600
Entity address	Constantia Office Park Cnr 14th Avenue and Hendrik Potgieter Road Cycad House, Building 17, Ground Floor
Entity city	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address Country	ZA
Country Region	27